RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
Parties are considered to be related if one party has the ability to control or exercise significant influence over the other party in making financial or operating decisions.
Investment Management and Related Services Provided by AB to Related Mutual Funds
AB provides investment management and related services to mutual funds sponsored by AB. Revenues earned by AB from providing these services were as follows:

	Year Ended December 31,
	2022	2021	2020
	(in millions)
Investment management and services fees	$1,453	$1,645	$1,368
Distribution revenues	591	637	516
Other revenues - shareholder servicing fees	79	86	79
Other revenues - other	8	8	8
Total	$2,131	$2,376	$1,971
Investment Management and Administrative Services Provided by EIM and EIMG to Related Trusts
EIMG and EIM provide investment management and administrative services to EQAT, EQ Premier VIP Trust, 1290 Funds and the Other AXA Trusts, all of which are considered related parties. Investment management and service fees earned are calculated as a percentage of assets under management and are recorded as revenue as the related services are performed.
The table below summarizes the expenses reimbursed to/from the Company and the fees received/paid by the Company in connection with certain services described above for the years ended December 31, 2022, 2021 and 2020.

	Year Ended December 31,
	2022	2021	2020
	(in millions)
Revenue received or accrued for:
Investment management and administrative services provided to EQAT, EQ Premier VIP Trust, 1290 Funds (1)	$708	$840	$724
Total	$708	$840	$724
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(1)For years ended 2021 and 2020, amounts included fees received from Other AXA Trusts of $4 million.